Consolidated statements of comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenue
Passenger	R$ 17,251,510	R$ 14,153,076	R$ 6,880,135
Mileage program, cargo and other	1,522,514	1,045,649	553,249
Total net revenue	18,774,024	15,198,725	7,433,384
Salaries, wages and benefits	(2,522,655)	(2,278,823)	(2,034,069)
Aircraft fuel	(5,950,351)	(6,288,371)	(2,631,900)
Landing fees	(901,156)	(777,349)	(456,006)
Aircraft, traffic and mileage servicing	(1,209,212)	(922,366)	(915,373)
Passenger service expenses	(811,703)	(882,842)	(549,517)
Sales and marketing	(918,583)	(817,404)	(406,553)
Maintenance, materials and repairs	(1,364,612)	(461,612)	(2,200,678)
Depreciation and amortization	(1,667,259)	(1,720,134)	(1,335,813)
Other income (expenses), net	(89,515)	(492,710)	(738,070)
Total operating costs and expenses	(15,435,046)	(14,641,611)	(11,267,979)
Income (Loss) before financial income (expenses), exchange rate variation, net and income tax and social contribution	3,338,978	557,114	(3,834,595)
Financial income (expenses)
Financial income	572,261	116,517	48,794
Financial expenses	(4,244,982)	(3,516,884)	(2,201,045)
Derivative financial instruments	(1,800,330)	(2,626)	198,752
Total financial income (expenses)	(5,473,051)	(3,402,993)	(1,953,499)
Loss before exchange rate variation, net and income tax and social contribution	(2,134,073)	(2,845,879)	(5,788,094)
Monetary and foreign exchange rate variation, net	1,177,292	1,328,204	(1,588,133)
Loss before income tax and social contribution	(956,781)	(1,517,675)	(7,376,227)
Income tax and social contribution
Current	(23,317)	(9,302)	(48,862)
Deferred	(242,161)	(34,496)	241,285
Total income (loss) taxes	(265,478)	(43,798)	192,423
Loss for the year	(1,222,259)	(1,561,473)	(7,183,804)
Net income (loss) attributable to:
Equity holders of the parent company	(1,222,259)	(1,561,473)	(7,221,538)
Non-controlling interest shareholders			37,734
Basic and diluted loss per share
Loss for the year	(1,222,259)	(1,561,473)	(7,183,804)
Other comprehensive income (loss) – items that are or may be reclassified subsequently to profit or loss
Cash flow hedge, net of income tax and social contribution	252,576	305,448	392,275
Actuarial income (loss) from post-employment benefits, net of income tax and social contribution	(34,503)	(17,514)	41,524
Currency translation adjustment of subsidiaries	(64,318)	(5,341)	739
Total	153,755	282,593	434,538
Total comprehensive loss for the year	(1,068,504)	(1,278,880)	(6,749,266)
Comprehensive income (loss) attributable to:
Equity holders of the parent company	(1,068,504)	(1,278,880)	(6,787,271)
Non-controlling interest shareholders			R$ 38,005
Common Shares [Member]
Basic and diluted loss per share
Basic loss per share	R$ 0.083	R$ 0.109	R$ 0.545
Diluted loss per share	0.083	0.109	0.545
Preferred Shares [Member]
Basic and diluted loss per share
Basic loss per share	2.920	3.822	19.157
Diluted loss per share	R$ 2.920	R$ 3.822	R$ 19.157